Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	Jan. 22, 2022	Dec. 31, 2021	Nov. 17, 2021	Sep. 30, 2023	Dec. 31, 2022	Mar. 02, 2021
Common Class B [Member]
Common stock shares outstanding		5,750,000		5,750,000	5,750,000
Common Class B [Member] | Sponsor [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited			1,437,500
Common stock shares outstanding			5,620,000			7,057,500
Common Class B [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	0	750,000
Common Class B [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Stock Issued During Period Shares Share Based Compensation Forfeited	0
Founder Shares [Member] | Over-Allotment Option [Member]
Stock Issued During Period Shares Surrendered			1,437,500
Founder Shares [Member] | Over-Allotment Option [Member] | Sponsor [Member]
Stock Issued During Period Shares Surrendered			1,437,500
Stock Issued During Period Value Surrendered			$ 0
Common stock shares outstanding			5,620,000